EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY
Schedule of fair value measurement inputs and valuation techniques

As of July 3, 2022
2022 Warrant
Risk-free rate of return	2.60%
Estimated volatility rate	57.21%
Dividend yield	0%
Spot price of underling ordinary share	1.035
Exercise price	$1
Fair value of warrant	$2,027